Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AB CORE OPPORTUNITIES FUND, INC.
Entity Central Index Key	0001090504
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000088731
Shareholder Report [Line Items]
Fund Name	AB Core Opportunities Fund
Class Name	Advisor Class
Trading Symbol	ADGYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Core Opportunities Fund (the “Fund”) for the period of December 1, 2025 to June 30, 2026.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ADGYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$54	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the seven-month period from December 1, 2025 to June 30, 2026.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.90%	[1]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the seven-month period ended June 30, 2026, the Fund underperformed Standard & Poor’s (“S&P”) 500 Index (the “benchmark”), before sales charges. Security selection challenges drove underperformance relative to the benchmark. Throughout the period, losses from stock holdings within technology, communication services and financials could not be offset by gains from holdings within health care, industrials, consumer staples and materials. Sector allocation also detracted from relative performance. An underweight to technology and communication services detracted from results, while positioning within consumer staples and industrials contributed. Though net results for shareholders were below the benchmark for the period, the Fund’s Senior Investment Management team helped navigate a complex market environment.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Advisor Class	S&P 500 Index
06/16	$10,000	$10,000
06/17	$11,933	$11,790
06/18	$13,686	$13,484
06/19	$14,952	$14,889
06/20	$15,810	$16,006
06/21	$21,628	$22,536
06/22	$18,654	$20,144
06/23	$21,907	$24,091
06/24	$27,658	$30,006
06/25	$31,711	$34,556
06/26	$36,515	$42,271

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Advisor Class	15.15%	11.04%	13.83%
S&P 500 Index	22.33%	13.41%	15.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 179,561,942
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 526,233	[2]
InvestmentCompanyPortfolioTurnover	25.00%	[2]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$179,561,942
# of Portfolio Holdings	53
Portfolio Turnover Rate	25%Footnote Reference+
Total Advisory Fees Paid (Net)	$526,233Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from December 1, 2025 to June 30, 2026.

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	35.1%
Industrials	12.5%
Financials	11.8%
Communication Services	11.5%
Health Care	10.5%
Consumer Discretionary	8.7%
Energy	2.8%
Consumer Staples	2.5%
Utilities	2.1%
Materials	1.1%
Others	1.0%
Short-Term Investments	0.4%
Other assets less liabilities	0.0%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$14,243,006	7.9%
Apple, Inc.	$10,225,114	5.7%
Alphabet, Inc. - Class C	$9,760,741	5.4%
Microsoft Corp.	$9,179,276	5.1%
Amazon.com, Inc.	$8,993,521	5.0%
Broadcom, Inc.	$6,283,494	3.5%
Meta Platforms, Inc. - Class A	$5,678,527	3.2%
Visa, Inc. - Class A	$5,562,175	3.1%
Lam Research Corp.	$5,331,259	3.0%
JPMorgan Chase & Co.	$5,014,369	2.8%
Total	$80,271,482	44.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from November 30 to June 30, effective June 1, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000027654
Shareholder Report [Line Items]
Fund Name	AB Core Opportunities Fund
Class Name	Class A
Trading Symbol	ADGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Core Opportunities Fund (the “Fund”) for the period of December 1, 2025 to June 30, 2026.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ADGAX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$68	1.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the seven-month period from December 1, 2025 to June 30, 2026.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.15%	[3]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the seven-month period ended June 30, 2026, the Fund underperformed Standard & Poor’s (“S&P”) 500 Index (the “benchmark”), before sales charges. Security selection challenges drove underperformance relative to the benchmark. Throughout the period, losses from stock holdings within technology, communication services and financials could not be offset by gains from holdings within health care, industrials, consumer staples and materials. Sector allocation also detracted from relative performance. An underweight to technology and communication services detracted from results, while positioning within consumer staples and industrials contributed. Though net results for shareholders were below the benchmark for the period, the Fund’s Senior Investment Management team helped navigate a complex market environment.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class A (with sales charges)	S&P 500 Index
06/16	$9,573	$10,000
06/17	$11,394	$11,790
06/18	$13,032	$13,484
06/19	$14,205	$14,889
06/20	$14,982	$16,006
06/21	$20,447	$22,536
06/22	$17,587	$20,144
06/23	$20,603	$24,091
06/24	$25,953	$30,006
06/25	$29,669	$34,556
06/26	$34,083	$42,271

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	14.88%	10.76%	13.54%
Class A (with sales charges)	9.99%	9.80%	13.05%
S&P 500 Index	22.33%	13.41%	15.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 179,561,942
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 526,233	[4]
InvestmentCompanyPortfolioTurnover	25.00%	[4]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$179,561,942
# of Portfolio Holdings	53
Portfolio Turnover Rate	25%Footnote Reference+
Total Advisory Fees Paid (Net)	$526,233Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from December 1, 2025 to June 30, 2026.

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	35.1%
Industrials	12.5%
Financials	11.8%
Communication Services	11.5%
Health Care	10.5%
Consumer Discretionary	8.7%
Energy	2.8%
Consumer Staples	2.5%
Utilities	2.1%
Materials	1.1%
Others	1.0%
Short-Term Investments	0.4%
Other assets less liabilities	0.0%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$14,243,006	7.9%
Apple, Inc.	$10,225,114	5.7%
Alphabet, Inc. - Class C	$9,760,741	5.4%
Microsoft Corp.	$9,179,276	5.1%
Amazon.com, Inc.	$8,993,521	5.0%
Broadcom, Inc.	$6,283,494	3.5%
Meta Platforms, Inc. - Class A	$5,678,527	3.2%
Visa, Inc. - Class A	$5,562,175	3.1%
Lam Research Corp.	$5,331,259	3.0%
JPMorgan Chase & Co.	$5,014,369	2.8%
Total	$80,271,482	44.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from November 30 to June 30, effective June 1, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000027656
Shareholder Report [Line Items]
Fund Name	AB Core Opportunities Fund
Class Name	Class C
Trading Symbol	ADGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Core Opportunities Fund (the “Fund”) for the period of December 1, 2025 to June 30, 2026.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ADGCX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$113	1.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the seven-month period from December 1, 2025 to June 30, 2026.

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.90%	[5]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the seven-month period ended June 30, 2026, the Fund underperformed Standard & Poor’s (“S&P”) 500 Index (the “benchmark”), before sales charges. Security selection challenges drove underperformance relative to the benchmark. Throughout the period, losses from stock holdings within technology, communication services and financials could not be offset by gains from holdings within health care, industrials, consumer staples and materials. Sector allocation also detracted from relative performance. An underweight to technology and communication services detracted from results, while positioning within consumer staples and industrials contributed. Though net results for shareholders were below the benchmark for the period, the Fund’s Senior Investment Management team helped navigate a complex market environment.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class C (with sales charges)	S&P 500 Index
06/16	$10,000	$10,000
06/17	$11,814	$11,790
06/18	$13,413	$13,484
06/19	$14,516	$14,889
06/20	$15,194	$16,006
06/21	$20,573	$22,536
06/22	$17,568	$20,144
06/23	$20,418	$24,091
06/24	$25,536	$30,006
06/25	$28,978	$34,556
06/26	$33,037	$42,271

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	14.00%	9.94%	12.69%
Class C (with sales charges)	13.01%	9.94%	12.69%
S&P 500 Index	22.33%	13.41%	15.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 179,561,942
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 526,233	[6]
InvestmentCompanyPortfolioTurnover	25.00%	[6]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$179,561,942
# of Portfolio Holdings	53
Portfolio Turnover Rate	25%Footnote Reference+
Total Advisory Fees Paid (Net)	$526,233Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from December 1, 2025 to June 30, 2026.

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	35.1%
Industrials	12.5%
Financials	11.8%
Communication Services	11.5%
Health Care	10.5%
Consumer Discretionary	8.7%
Energy	2.8%
Consumer Staples	2.5%
Utilities	2.1%
Materials	1.1%
Others	1.0%
Short-Term Investments	0.4%
Other assets less liabilities	0.0%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$14,243,006	7.9%
Apple, Inc.	$10,225,114	5.7%
Alphabet, Inc. - Class C	$9,760,741	5.4%
Microsoft Corp.	$9,179,276	5.1%
Amazon.com, Inc.	$8,993,521	5.0%
Broadcom, Inc.	$6,283,494	3.5%
Meta Platforms, Inc. - Class A	$5,678,527	3.2%
Visa, Inc. - Class A	$5,562,175	3.1%
Lam Research Corp.	$5,331,259	3.0%
JPMorgan Chase & Co.	$5,014,369	2.8%
Total	$80,271,482	44.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from November 30 to June 30, effective June 1, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000027659
Shareholder Report [Line Items]
Fund Name	AB Core Opportunities Fund
Class Name	Class I
Trading Symbol	ADGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Core Opportunities Fund (the “Fund”) for the period of December 1, 2025 to June 30, 2026.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ADGIX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$53	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the seven-month period from December 1, 2025 to June 30, 2026.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.89%	[7]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the seven-month period ended June 30, 2026, the Fund underperformed Standard & Poor’s (“S&P”) 500 Index (the “benchmark”), before sales charges. Security selection challenges drove underperformance relative to the benchmark. Throughout the period, losses from stock holdings within technology, communication services and financials could not be offset by gains from holdings within health care, industrials, consumer staples and materials. Sector allocation also detracted from relative performance. An underweight to technology and communication services detracted from results, while positioning within consumer staples and industrials contributed. Though net results for shareholders were below the benchmark for the period, the Fund’s Senior Investment Management team helped navigate a complex market environment.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class I	S&P 500 Index
06/16	$10,000	$10,000
06/17	$11,933	$11,790
06/18	$13,697	$13,484
06/19	$14,964	$14,889
06/20	$15,822	$16,006
06/21	$21,662	$22,536
06/22	$18,689	$20,144
06/23	$21,951	$24,091
06/24	$27,727	$30,006
06/25	$31,785	$34,556
06/26	$36,621	$42,271

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class I	15.21%	11.07%	13.86%
S&P 500 Index	22.33%	13.41%	15.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 179,561,942
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 526,233	[8]
InvestmentCompanyPortfolioTurnover	25.00%	[8]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$179,561,942
# of Portfolio Holdings	53
Portfolio Turnover Rate	25%Footnote Reference+
Total Advisory Fees Paid (Net)	$526,233Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from December 1, 2025 to June 30, 2026.

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	35.1%
Industrials	12.5%
Financials	11.8%
Communication Services	11.5%
Health Care	10.5%
Consumer Discretionary	8.7%
Energy	2.8%
Consumer Staples	2.5%
Utilities	2.1%
Materials	1.1%
Others	1.0%
Short-Term Investments	0.4%
Other assets less liabilities	0.0%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$14,243,006	7.9%
Apple, Inc.	$10,225,114	5.7%
Alphabet, Inc. - Class C	$9,760,741	5.4%
Microsoft Corp.	$9,179,276	5.1%
Amazon.com, Inc.	$8,993,521	5.0%
Broadcom, Inc.	$6,283,494	3.5%
Meta Platforms, Inc. - Class A	$5,678,527	3.2%
Visa, Inc. - Class A	$5,562,175	3.1%
Lam Research Corp.	$5,331,259	3.0%
JPMorgan Chase & Co.	$5,014,369	2.8%
Total	$80,271,482	44.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from November 30 to June 30, effective June 1, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000135447
Shareholder Report [Line Items]
Fund Name	AB Core Opportunities Fund
Class Name	Class Z
Trading Symbol	ADGZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Core Opportunities Fund (the “Fund”) for the period of December 1, 2025 to June 30, 2026.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ADGZX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$54	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the seven-month period from December 1, 2025 to June 30, 2026.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.90%	[9]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the seven-month period ended June 30, 2026, the Fund underperformed Standard & Poor’s (“S&P”) 500 Index (the “benchmark”), before sales charges. Security selection challenges drove underperformance relative to the benchmark. Throughout the period, losses from stock holdings within technology, communication services and financials could not be offset by gains from holdings within health care, industrials, consumer staples and materials. Sector allocation also detracted from relative performance. An underweight to technology and communication services detracted from results, while positioning within consumer staples and industrials contributed. Though net results for shareholders were below the benchmark for the period, the Fund’s Senior Investment Management team helped navigate a complex market environment.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class Z	S&P 500 Index
06/16	$10,000	$10,000
06/17	$11,939	$11,790
06/18	$13,708	$13,484
06/19	$14,992	$14,889
06/20	$15,862	$16,006
06/21	$21,730	$22,536
06/22	$18,747	$20,144
06/23	$22,025	$24,091
06/24	$27,827	$30,006
06/25	$31,907	$34,556
06/26	$36,754	$42,271

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class Z	15.19%	11.08%	13.90%
S&P 500 Index	22.33%	13.41%	15.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 179,561,942
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 526,233	[10]
InvestmentCompanyPortfolioTurnover	25.00%	[10]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$179,561,942
# of Portfolio Holdings	53
Portfolio Turnover Rate	25%Footnote Reference+
Total Advisory Fees Paid (Net)	$526,233Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from December 1, 2025 to June 30, 2026.

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	35.1%
Industrials	12.5%
Financials	11.8%
Communication Services	11.5%
Health Care	10.5%
Consumer Discretionary	8.7%
Energy	2.8%
Consumer Staples	2.5%
Utilities	2.1%
Materials	1.1%
Others	1.0%
Short-Term Investments	0.4%
Other assets less liabilities	0.0%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$14,243,006	7.9%
Apple, Inc.	$10,225,114	5.7%
Alphabet, Inc. - Class C	$9,760,741	5.4%
Microsoft Corp.	$9,179,276	5.1%
Amazon.com, Inc.	$8,993,521	5.0%
Broadcom, Inc.	$6,283,494	3.5%
Meta Platforms, Inc. - Class A	$5,678,527	3.2%
Visa, Inc. - Class A	$5,562,175	3.1%
Lam Research Corp.	$5,331,259	3.0%
JPMorgan Chase & Co.	$5,014,369	2.8%
Total	$80,271,482	44.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from November 30 to June 30, effective June 1, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.

[1]	Annualized. This period represents the seven-month period from December 1, 2025 to June 30, 2026.
[2]	Based on the Period from December 1, 2025 to June 30, 2026.
[3]	Annualized. This period represents the seven-month period from December 1, 2025 to June 30, 2026.
[4]	Based on the Period from December 1, 2025 to June 30, 2026.
[5]	Annualized. This period represents the seven-month period from December 1, 2025 to June 30, 2026.
[6]	Based on the Period from December 1, 2025 to June 30, 2026.
[7]	Annualized. This period represents the seven-month period from December 1, 2025 to June 30, 2026.
[8]	Based on the Period from December 1, 2025 to June 30, 2026.
[9]	Annualized. This period represents the seven-month period from December 1, 2025 to June 30, 2026.
[10]	Based on the Period from December 1, 2025 to June 30, 2026.